Income Taxes Deferred Tax Assets and Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets, Gross [Abstract]
Deferred interest	$ 58.3	$ 63.6
State net operating loss and credit carryforwards, net	18.0	14.6
Payroll and benefits	16.7	12.9
Equity compensation plans	10.3	7.5
Accounts receivable	4.2	4.4
Charitable contribution carryforward	4.1	9.0
Deferred financing costs	2.3	2.7
Interest rate caps/hedge agreements	1.8	2.6
Trade credits	1.8	2.4
Other	8.4	10.3
Total deferred tax assets	125.9	130.0
Deferred Tax Liabilities, Gross [Abstract]
Software and intangibles	551.4	607.7
Deferred Income	146.3	146.4
Property and equipment	29.3	35.1
Other	9.1	8.2
Total deferred tax liabilites	736.1	797.4
Deferred tax assets valuation allowance	0	0
Net deferred tax liabilities	610.2	667.4
Operating Loss Carryforwards [Line Items]
Undistributed Earnings of Foreign Subsidiaries	40
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	203.9
Tax Credit Carryforward, Amount	$ 12.9